Omnibus Incentive Compensation Plan (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($) shares
Units
Unvested, end of period	$ 2,584
Employee equity compensation
Units
Unvested, beginning of period | shares	240,000
Vested | shares	0
Unvested, end of period | shares	240,000
Unvested, beginning of period	$ 1,325
Vested	0
Unvested, end of period	$ 1,325
Non-Employee equity compensation
Units
Unvested, beginning of period | shares	610,000
Vested | shares	0
Unvested, end of period | shares	610,000
Unvested, beginning of period	$ 3,367
Vested	0
Unvested, end of period	$ 3,367